Non-current deposits (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Investment deposit	$ 33,825	¥ 232,824	¥ 218,358
Deposit for purchase of machineries	677	4,663	21
Total non-current deposits	34,502	237,487	¥ 218,379
Potential Seller
Investment deposit	$ 33,660	¥ 232,824